Capital and share premium (Tables)	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Summary of capital and share premium

(€‘000)	As at June 30, 2021	As at December 31, 2020
Capital	53 913	48 513
Share premium	2 217	43 349

Total number of issued and outstanding shares	15 493 956	13 942 344